J.P. Morgan Institutional Funds Supplement dated September 6, 2000, to the J.P. Morgan Institutional Money Market Funds Prospectus dated March 1, 2000

The first paragraph under the heading "Principal Strategies" on page 3 with respect to Treasury Money Market Fund is hereby replaced with the following:

The fund purchases securities that offer the highest credit quality and provide regular income. It invests primarily in U.S. Treasury obligations and repurchase agreements collateralized by these obligations. Some of these investments may be purchased on a when-issued or delayed delivery basis. The Fund may also invest in certain bank obligations when Treasury obligations or repurchase agreements are temporarily unavailable to the Fund.

The "Business days and NAV calculations" and "Timing of orders" sections under the heading "Account and Transaction Policies" on page 12 are hereby replaced with the following:

Business days and NAV calculations The fund's regular business days are the same as those of the New York Stock Exchange. The Federal and Tax Exempt Money Market Funds calculate their net asset value per share (NAV) every business day at 4:00 p.m. Eastern Time. The Prime and Treasury Money Market Funds calculate their NAV every business day at 5:00 p.m. Eastern Time.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Purchase and redemption orders for each fund must be received at the times indicated in the table below:

       Fund                                      Cut-off Time
       Prime Money Market                        5:00 p.m.
       Treasury Money Market                     5:00 p.m.
       Federal Money Market                      2:00 p.m.
       Tax Exempt Money Market                   12:00 noon

     J.P. Morgan Institutional Funds Supplement dated September 6, 2000, to the J.P. Morgan Institutional Service Money Market Funds Prospectus dated March 1, 2000

The first paragraph under the heading "Principal Strategies" on page 3 with respect to Treasury Money Market Fund is hereby replaced with the following:

The fund purchases securities that offer the highest credit quality and provide regular income. It invests primarily in U.S. Treasury obligations and repurchase agreements collateralized by these obligations. Some of these investments may be purchased on a when-issued or delayed delivery basis. The Fund may also invest in certain bank obligations when Treasury obligations or repurchase agreements are temporarily unavailable to the Fund.

The "Business days and NAV calculations" and "Timing of orders" sections under the heading "Account and Transaction Policies" on page 11 are hereby replaced with the following:

Business days and NAV calculations The fund's regular business days are the same as those of the New York Stock Exchange. The Federal and Tax Exempt Money Market Funds calculate their net asset value per share (NAV) every business day at 4:00 p.m. Eastern Time. The Prime and Treasury Money Market Funds calculate their NAV every business day at 5:00 p.m. Eastern Time.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Purchase and redemption orders for each fund must be received at the times indicated in the table below:

       Fund                                      Cut-off Time
       Prime Money Market                        5:00 p.m.
       Treasury Money Market                     5:00 p.m.
       Federal Money Market                      2:00 p.m.
       Tax Exempt Money Market                   12:00 noon

     J.P. Morgan Institutional Funds Supplement dated September 6, 2000, to the J.P. Morgan Institutional Money Market Reserves Funds Prospectus dated March 1, 2000

The first paragraph under the heading "Principal Strategies" on page 3 with respect to Treasury Money Market Fund is hereby replaced with the following:

The fund purchases securities that offer the highest credit quality and provide regular income. It invests primarily in U.S. Treasury obligations and repurchase agreements collateralized by these obligations. Some of these investments may be purchased on a when-issued or delayed delivery basis. The Fund may also invest in certain bank obligations when Treasury obligations or repurchase agreements are temporarily unavailable to the Fund.

The "Business days and NAV calculations" and "Timing of orders" sections under the heading "Account and Transaction Policies" on page 7 are hereby replaced with the following:

Business days and NAV calculations The fund's regular business days are the same as those of the New York Stock Exchange. The Federal and Tax Exempt Money Market Funds calculate their net asset value per share (NAV) every business day at 4:00 p.m. Eastern Time. The Prime and Treasury Money Market Funds calculate their NAV every business day at 5:00 p.m. Eastern Time.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Purchase and redemption orders for each fund must be received at the times indicated in the table below:

       Fund                                      Cut-off Time
       Prime Money Market                        5:00 p.m.
       Treasury Money Market                     5:00 p.m.
       Federal Money Market                      2:00 p.m.
       Tax Exempt Money Market                   12:00 noon